Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
Summary of investments by company
The detail, by company, of Investments is as follows:

EUR million
	2022	2021	2020
Associated entities	5,634	5,833	6,130
Merlin Properties, SOCIMI, S.A.	1,653	1,640	1,581
Caceis	1,046	975	1,077
Metrovacesa, S.A.	979	1,087	1,157
Zurich Santander Insurance America, S.L. - Consolidated	916	826	955
CNP Santander	406	418	439
Ebury Partners Limited (note 3)	—	394	388
Other companies	634	493	533

Joint Ventures entities	1,981	1,692	1,492
U.C.I., S.A. - Consolidated	416	228	168
Santander Caceis Latam Holding 1, S.L. - Consolidated (previously Santander Securities Services Latam Holding, S.L)	359	334	326
Santander Vida Seguros y Reaseguros, S.A. (note 3)	356	378	381
Fortune Auto Finance Co., ltd	244	222	172
Hyundai Capital UK Limited	223	201	151
Banco RCI Brasil S.A.	95	92	88
Other companies	288	237	206

Total Associated entities and Joint ventures	7,615	7,525	7,622

Summary of goodwill of the main investments in joint ventures and associates
Below is a breakdown of the Goodwill of the main investments in joint ventures and associates included in the balance of this heading:

EUR million
	2022	2021	2020
Goodwill	1,508	1,723	1,862
Of which:
Zurich Santander Insurance America, S.L. - Consolidated	526	526	526
Caceis	337	337	337

Summary of changes in investments
The changes in the investments were as follows:

EUR million
	2022	2021	2020
Balance at beginning of year	7,525	7,622	8,772
Acquisitions (disposals) of companies and capital increases (reductions)	142	94	676
Of which:
Ebury Partners Limited (note 3)	—	—	409
Santander Vida Seguros y Reaseguros, S.A. (note 3)	—	—	219
Changes in the consolidation method (note 3)	(320)	—	(1,359)
Of which:
Ebury Partners Limited	(382)	—	—
Project Quasar Investments 2017, S.L.	—	—	(956)
Popular Spain Holding de Inversiones, S.L.U. (former Allianz Popular, S.L.)	—	—	(409)
Effect of equity accounting	702	432	(96)
Dividends distributed and reimbursements of share premium	(560)	(662)	(186)
Of which:
Zurich Santander Insurance America S.L. - Consolidated	(160)	(230)	(80)
Caceis	—	(144)	—
CNP Santander	(15)	(60)	—
Metrovacesa, S.A.	(124)	(60)	—
Santander Vida Seguros y Reaseguros, S.A.- Consolidated	(40)	(31)	(37)
Merlin Properties, SOCIMI, S.A.	(139)	(52)	(17)
Other global result	70	(13)	(1)
Exchange differences and other changes	56	52	(184)
Balance at end of year	7,615	7,525	7,622

Summary of financial information on the main associates and joint ventures	A summary of the financial information at the end of December 2022 of the main associates and joint ventures (obtained from the information available at the date of preparation of the consolidated financial statements) is shown below:

EUR million
	Associates					Joint ventures
	Merlin Properties, SOCIMI, S.A.A	Metrovacesa, S.A.A	Caceis	Zurich Santander Insurance América, S.L. - Consolidated	CNP Santander	Santander Caceis Latam Holding, S.L. - Consolidated	U.C.I., S.A. - Consolidated	Hyundai Capital UK Limited	Fortune Auto Finance Co., LTD	Santander Vida Seguros y Reaseguros, S.A.- Consolidated (note 3)	Banco RCI Brasil S.A.
Current assets	1,038	2,200	36,702	1,027	166	191	308	2,593	176	79	5
Non current assets	13,234	577	87,638	16,216	2,168	497	11,228	2,064	1,863	1,725	1,939
Total assets	14,272	2,777	124,340	17,243	2,334	688	11,536	4,657	2,039	1,804	1,944
Current liabilities	737	364	9,629	337	19	188	182	2,346	29	190	109
Non current liabilities	6,508	334	110,251	15,907	1,907	10	10,574	1,868	1,521	1,051	1,582
Total liabilities	7,245	698	119,880	16,244	1,926	198	10,756	4,214	1,550	1,241	1,691
Attributable profit for the period	512	18	278	471	93	67	(63)	68	57	89	40
Other accumulated comprehensive income	32	1	—	(759)	(86)	(242)	280	(19)	12	(51)	(217)
Rest of equity	6,483	2,060	4,182	1,287	401	665	563	394	420	525	430
Total Equity	7,027	2,079	4,460	999	408	490	780	443	489	563	253
Total liabilities and equity	14,272	2,777	124,340	17,243	2,334	688	11,536	4,657	2,039	1,804	1,944

Ordinary activities income	551	511	2,770	4,771	816	120	263	809	257	784	292
Profit (loss) from continuing operations	512	18	278	471	93	67	(63)	68	57	89	40
Profit (loss) for the year from discontinuing operations	—	—	—	—	—	—	—	—	—	—	—
A.Data as of 31 December 2021, latest accounts available.